EXPENSES BY NATURE -Summary of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
R&D	$ 32,197	$ 7,937	$ 51,418
Personnel costs	7,616	2,550	2,547
Professional and consulting	2,988	2,829	2,369
Share-based compensation	4,036	1,097	1,651
Public company and administrative	2,866	1,153	1,248
Severance charges	678
Total of R&D and G&A	50,381	15,566	59,233
Depreciation of right-of-use assets	304	105	4
Depreciation of property and equipment	152	35
Amortization of patent rights	243	143	29
Depreciation and amortization	699	283	33
Total expenses	$ 51,080	$ 15,849	$ 59,266